Summary of Supplemental Information Related to Operating Lease (Detail) $ in Thousands	12 Months Ended
Sep. 30, 2020 USD ($)
Disclosure Of Supplemental Cash Flow Information Related To Operating Leases [Line Items]
Cash payments for the operating leases	$ 6,592
ROU assets obtained in exchange for the new operating lease liabilities	$ 29